Property and Equipment, Net (Details) - Scedule of property and equipment, net - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 34,618	$ 33,554	$ 32,488
Less: accumulated depreciation and amortization	(29,750)	(27,399)	(22,053)
Total property and equipment, net	4,868	6,155	10,435
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	20,802	20,571	19,867
Software and voice recordings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	9,204	8,687	8,335
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	3,849	3,567	3,560
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 763	$ 729	$ 720